SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION	12 Months Ended
Dec. 31, 2024
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 17 -	SUPPLEMENTAL CONSOLIDATED BALANCE SHEETS INFORMATION

	Warranty provision	Provision for current expected credit losses

Balance, as of December 31, 2021	$243	$389
Additions	-	200
Deductions	-	(62)

Balance, as of December 31, 2022	$243	$527
Additions	82	90
Deductions	-	(272)

Balance, as of December 31, 2023	$325	$345
Additions	28	150
Deductions	-	(95)

Balance as of December 31. 2024	$353	$400